Operating expenses (Tables)	6 Months Ended
Jun. 30, 2026
Expenses by nature [abstract]
Disclosure of expenses by nature

(amounts in thousands of euros)
SALES AND MARKETING	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE THREE MONTHS ENDED JUNE 30, 2026	FOR THE SIX MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2026
Personnel costs	487	1,968	961	2,975
Consulting and professional fees	166	814	384	1,480
Other sales and marketing expenses	21	102	189	178
Sales & Marketing	674	2,885	1,534	4,633
Research and development expenses break down as follows:

(amounts in thousands of euros)
RESEARCH AND DEVELOPMENT EXPENSES	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE THREE MONTHS ENDED JUNE 30, 2026	FOR THE SIX MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2026
Sub-contracting, studies and research	30,139	31,481	59,292	51,276
Personnel costs	5,940	19,679	11,309	44,074
Consulting and professional fees	1,867	5,578	5,848	9,604
Intellectual property fees	238	443	476	874
Other research and development expenses	461	1,154	1,021	2,049
Research and development expenses	38,645	58,335	77,946	107,878

(amounts in thousands of euros)
GENERAL AND ADMINISTRATIVE EXPENSES	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE THREE MONTHS ENDED JUNE 30, 2026	FOR THE SIX MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2026
Personnel costs	5,488	17,461	10,547	19,101
Consulting and professional fees	1,768	4,829	3,703	8,173
Other general and administrative expenses	1,014	1,802	2,053	3,101
General and administrative expenses	8,270	24,092	16,303	30,376